Stock Options (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2019	59,525	3.15
Granted (*)	109,526	3.15
Exercised	-	-
Forfeited	(4,762)	3.15
Outstanding at January 1, 2020	164,289	3.15
Granted	92,574	3.64
Exercised	(6,350)	3.15
Forfeited	(29,365)	3.15
Expired	(14,286)	3.15
Outstanding at December 31, 2020	206,862	3.15
Number of options exercisable at December 31, 2020	97,351	3.27

(*) Options that were granted on January 3, 2019 with vesting that commences before December 31, 2018.

Schedule of Estimated Fair Value of Options Granted

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

	2020	2019
Dividend yield	0	0
Expected volatility (%) (*)	52%	54%
Risk-free interest rate (%) (**)	0.23%	1.56-2.39%
Expected term of options (years) (***)	5	5
Exercise price (US dollars)	3.15-3.78	3.15
Share price (US dollars)	7.63	6.3
Fair value (US dollars)	4.83-5.17	4.19

(*)	Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of US$ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method” in accordance with SEC Staff Accounting Bulletin No. 110.